Income and mining taxes (Schedule of temporary differences not recognized) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	$ 573,971	$ 531,338
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	46,718	33,269
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	166,227	159,545
Other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	51,226	68,866
Asset retirement obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	193,898	146,679
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	$ 115,902	$ 122,979